Income tax and deferred tax (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Profit for the year before taxes	$ 182,180	$ (8,211)	$ (34,635)
Applicable tax rate	35.00%	35.00%	35.00%
Loss for the year at the tax rate	$ (63,763)	$ 2,874	$ 12,122
Gain on net monetary position	59,413	18,725	(20,368)
Adjustment effect on tax inflation	(128,994)	(68,289)	(42,293)
Non-taxable income	(38)	(67)	(327)
Difference between provision and tax return	(427)	570	1,358
Change in the income tax rate			(45,332)
Income tax expense	$ (133,809)	$ (46,187)	$ (94,840)